Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	$ (6,965)
Reclassification to assets held for sale	(1,145)	$ (257)
Balance at end of the year	(5,924)	(6,965)
Accumulated impairment | Trade receivables
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	99	95	$ 112
Exchange differences	(10)	1	(3)
Reclassification to assets held for sale	(22)	0	0
Income statement charge	6	27	8
Utilised	(5)	(24)	(22)
Balance at end of the year	$ 68	$ 99	$ 95